Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 388,718	kr 370,695
Book value of financial liabilities	357,906	339,457
Fair value of financial assets	385,888	367,723
Fair value of financial liabilities	358,021	339,240
Surplus value (+) /Deficit value (-), financial assets	(2,830)	(2,972)
Surplus value (+) /Deficit value (-) financial liabilities	115	(217)
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Book value of financial liabilities	7,659	7,153
Fair value of financial liabilities	7,659	7,153
Debt securities issued
Disclosure of detailed information about financial instruments
Book value of financial liabilities	340,397	319,117
Fair value of financial liabilities	340,512	318,900
Surplus value (+) /Deficit value (-) financial liabilities	115	(217)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	9,850	13,187
Fair value of financial liabilities	9,850	13,187
Cash and cash equivalents
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Book value of financial assets	5,837	4,060
Fair value of financial assets	5,837	4,060
Treasuries/government bonds
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Book value of financial assets	11,209	15,048
Fair value of financial assets	11,209	15,048
Other interest-bearing securities except loans
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Book value of financial assets	65,708	57,144
Fair value of financial assets	65,708	57,144
Loans in the form of interest-bearing securities
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Book value of financial assets	54,379	54,257
Fair value of financial assets	55,118	54,877
Surplus value (+) /Deficit value (-), financial assets	739	620
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	24,568	22,145
Fair value of financial assets	24,054	21,747
Surplus value (+) /Deficit value (-), financial assets	(514)	(398)
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	218,419	207,737
Fair value of financial assets	215,364	204,543
Surplus value (+) /Deficit value (-), financial assets	(3,055)	(3,194)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	8,598	10,304
Fair value of financial assets	kr 8,598	kr 10,304